RESTRUCTURING (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Restructuring charges	0	0.5	1.2
Severance Costs			1.2
Other Restructuring [Member]
Restructuring charges		0.5
Snowflake Facility [Member] | Other Restructuring [Member]
Restructuring charges			0.4